At December 31, 2022, the following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on each CGU’s value-in-use: (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Enthusiast properties [member]
IfrsStatementLineItems [Line Items]
Average revenue growth rates	28.60%	32.90%
Terminal revenue growth rates	3.00%	3.00%
Pre-tax discount rate	23.10%	17.60%
Tsr [member]
IfrsStatementLineItems [Line Items]
Average revenue growth rates	6.40%	7.70%
Terminal revenue growth rates	3.00%	3.00%
Pre-tax discount rate	25.00%	25.20%
Luminoity [member]
IfrsStatementLineItems [Line Items]
Average revenue growth rates	54.70%	62.30%
Terminal revenue growth rates	3.00%	3.00%
Pre-tax discount rate	23.80%	17.40%
Steel media [member]
IfrsStatementLineItems [Line Items]
Average revenue growth rates	18.00%	21.50%
Terminal revenue growth rates	3.00%	3.00%
Pre-tax discount rate	23.80%	20.40%
Omnia [member]
IfrsStatementLineItems [Line Items]
Average revenue growth rates	12.70%	14.70%
Terminal revenue growth rates	3.00%	3.00%
Pre-tax discount rate	27.30%	25.90%
Addicting games [member]
IfrsStatementLineItems [Line Items]
Average revenue growth rates	22.50%	90.90%
Terminal revenue growth rates	3.00%	3.00%
Pre-tax discount rate	25.90%	20.30%
Outplyed [member]
IfrsStatementLineItems [Line Items]
Average revenue growth rates	32.50%	146.40%
Terminal revenue growth rates	3.00%	3.00%
Pre-tax discount rate	22.30%	23.30%